Document and Entity Information Document	Nov. 05, 2020	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	NovoCure Limited
Entity Central Index Key		0001645113
Amendment Flag		false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-37565
Entity Tax Identification Number	98-1057807
Entity Address, Address Line One	No. 4 The Forum, Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 4UF
City Area Code	44 (0) 15
Local Phone Number	3475 6700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	NVCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false